Share capital - Options outstanding (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 5 months 12 days
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 11 months 12 days
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 1 month 21 days
Exercise price $ 1.80
Disclosure of classes of share capital [line items]
Weighted average contractual life	5 years 9 months 18 days
Exercise price $ 1.91
Disclosure of classes of share capital [line items]
Weighted average contractual life	5 years 11 months 5 days
Exercise price $ 2.45
Disclosure of classes of share capital [line items]
Weighted average contractual life	5 years 7 months 2 days
Exercise price $ 2.53
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 3 months 18 days
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 10 months 13 days
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 7 months 10 days
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 11 months 1 day
Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	6 years 6 months 22 days
Exercise price $ 3.77 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	7 years 4 months 13 days
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	5 years 2 months 19 days
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	1 year 5 months 23 days
Stock options
Disclosure of classes of share capital [line items]
Number of options outstanding	13,008,364	13,008,364
Number of options exercisable	9,396,600	9,396,600
Stock options | Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Number of options outstanding	2,152,273	2,152,273
Number of options exercisable	2,152,273	2,152,273
Stock options | Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Number of options outstanding	387,211	387,211
Number of options exercisable	387,211	387,211
Stock options | Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Number of options outstanding	122,604	122,604
Number of options exercisable	114,104	114,104
Stock options | Exercise price $ 1.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.80
Weighted average contractual life	1 year 5 months 12 days
Number of options outstanding	120,000	120,000
Number of options exercisable	120,000	120,000
Stock options | Exercise price $ 1.91
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	1 year 11 months 12 days
Number of options outstanding	5,050,000	5,050,000
Number of options exercisable	2,953,285	2,953,285
Stock options | Exercise price $ 2.45
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	3 years 1 month 21 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Stock options | Exercise price $ 2.53
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	5 years 9 months 18 days
Number of options outstanding	131,818	131,818
Number of options exercisable	131,818	131,818
Stock options | Exercise Price $2.62 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 7 months 10 days
Stock options | Exercise Price $1.91 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	3 years 10 months 13 days
Stock options | Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	7 years 4 months 13 days
Number of options outstanding	135,102	135,102
Number of options exercisable	104,379	104,379
Stock options | Exercise Price $2.53 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 11 months 1 day
Stock options | Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 6.18
Weighted average contractual life	6 years 6 months 22 days
Number of options outstanding	25,000	25,000
Number of options exercisable	15,107	15,107
Stock options | Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	5 years 2 months 19 days
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Stock options | Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	3 years 3 months 18 days
Number of options outstanding	1,400,727	1,400,727
Number of options exercisable	535,314	535,314
Stock options | Exercise price $ 3.77 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	1 year 5 months 23 days
Number of options outstanding	295,000	295,000
Number of options exercisable	66,355	66,355
Stock options | Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	5 years 7 months 2 days
Number of options outstanding	1,045,000	1,045,000
Number of options exercisable	1,045,000	1,045,000
Stock options | Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	5 years 11 months 5 days
Number of options outstanding	700,000	700,000
Number of options exercisable	328,125	328,125